Going Concern (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern
Net loss	$ (46,155)	$ (15,446)	$ (24,313)	$ (9,480)
Cash used in operating activities	63,154		8,182
Working capital deficit	94,001		49,784
Accumulated deficit	99,140		52,985	28,672
Stockholders' deficit	94,001		49,784	28,302	18,369
Proceeds from issuance of convertible notes	$ 48,833